Summary of Significant Accounting Policies, Property, Plant, and Equipment (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 12, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 13, 2016
Successor [Member]
Property, Plant, and Equipment [Abstract]
Capitalized software, net		$ 10,000,000	$ 10,000,000
Capitalized software costs, amortization		2,351,000
Property, Plant and Equipment, Net [Abstract]
Utility Plants, Production		1,866,601,000	1,866,601,000
Utility Plants, Distribution		955,126,000	955,126,000
Utility Plants, Transmission		503,996,000	503,996,000
Utility Plants, Other		146,976,000	146,976,000
Other property, plant, and equipment		3,882,000	3,882,000
Total property, plant, and equipment		3,476,581,000	3,476,581,000
Accumulated depreciation		(75,816,000)	(75,816,000)			$ 0
Net property, plant, and equipment		3,400,765,000	$ 3,400,765,000
Predecessor [Member]
Property, Plant, and Equipment [Abstract]
Capitalized software, net				$ 12,500,000
Capitalized software costs, amortization	$ 921,000			2,194,000	$ 1,397,000
Property, Plant and Equipment, Net [Abstract]
Utility Plants, Production				2,385,345,000
Utility Plants, Distribution				1,350,475,000
Utility Plants, Transmission				665,338,000
Utility Plants, Other				244,540,000
Other property, plant, and equipment				15,514,000
Total property, plant, and equipment				4,661,212,000
Accumulated depreciation				(1,536,158,000)
Net property, plant, and equipment				3,125,054,000
Minimum [Member]
Estimated Useful Lives [Abstract]
Utility Plants, Production (in years)			10 years
Utility Plants, Distribution (in years)			15 years
Utility Plants, Transmission (in years)			5 years
Utility Plants, Other (in years)			5 years
Other property, plant, and equipment (in years)			5 years
Maximum [Member]
Estimated Useful Lives [Abstract]
Utility Plants, Production (in years)			95 years
Utility Plants, Distribution (in years)			50 years
Utility Plants, Transmission (in years)			55 years
Utility Plants, Other (in years)			45 years
Other property, plant, and equipment (in years)			45 years
Acadia Unit 1 [Member] | Successor [Member]
Plant Acquisition Adjustments, Net [Abstract]
Plant acquisition adjustment		76,116,000	$ 76,116,000
Accumulated amortization		(2,287,000)	(2,287,000)
Net plant acquisition adjustment		73,829,000	73,829,000
Acadia Unit 1 [Member] | Predecessor [Member]
Plant Acquisition Adjustments, Net [Abstract]
Plant acquisition adjustment				95,578,000
Accumulated amortization				(18,567,000)
Net plant acquisition adjustment				77,011,000
Teche and Other [Member] | Successor [Member]
Plant Acquisition Adjustments, Net [Abstract]
Plant acquisition adjustment		544,000	544,000
Accumulated amortization		(183,000)	(183,000)
Net plant acquisition adjustment		361,000	361,000
Teche and Other [Member] | Predecessor [Member]
Plant Acquisition Adjustments, Net [Abstract]
Plant acquisition adjustment				5,271,000
Accumulated amortization				(4,655,000)
Net plant acquisition adjustment				616,000
Cleco Power [Member]
Property, Plant, and Equipment [Abstract]
Capitalized software costs, amortization			$ 2,405,000	$ 1,718,000	$ 1,096,000
Annual depreciation provisions expressed as a percentage of average depreciable property (in hundredths)			2.68%	2.68%	2.66%
Property, Plant and Equipment, Net [Abstract]
Utility Plants, Production		2,406,572,000	$ 2,406,572,000	$ 2,385,345,000
Utility Plants, Distribution		1,405,703,000	1,405,703,000	1,350,475,000
Utility Plants, Transmission		719,052,000	719,052,000	665,338,000
Utility Plants, Other		259,238,000	259,238,000	244,540,000
Total property, plant, and equipment		4,790,565,000	4,790,565,000	4,645,698,000
Accumulated depreciation		(1,618,241,000)	(1,618,241,000)	(1,525,298,000)
Net property, plant, and equipment		3,172,324,000	3,172,324,000	3,120,400,000
Cleco Power [Member] | Acadia Unit 1 [Member]
Plant Acquisition Adjustments, Net [Abstract]
Plant acquisition adjustment		95,578,000	95,578,000	95,578,000
Accumulated amortization		(21,749,000)	(21,749,000)	(18,567,000)
Net plant acquisition adjustment		73,829,000	73,829,000	77,011,000
Cleco Power [Member] | Teche and Other [Member]
Plant Acquisition Adjustments, Net [Abstract]
Plant acquisition adjustment		5,271,000	5,271,000	5,271,000
Accumulated amortization		(4,910,000)	(4,910,000)	(4,655,000)
Net plant acquisition adjustment		$ 361,000	$ 361,000	$ 616,000